              As filed with the Securities and Exchange Commission
                                on March 9, 2000


--------------------------------------------------------------------------------
                                                      Registration No. 333-90343
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


[  ] Pre-Effective Amendment No.    [ x ] Post-Effective Amendment No. 1
                                ---                                   ---


                   WARBURG, PINCUS EMERGING MARKETS FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (212) 878-0600

                              466 Lexington Avenue
                          New York, New York 10017-3147
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip code)

                                Hal Liebes, Esq.
                   Warburg, Pincus Emerging Markets Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     (Name and Address of Agent for Service)

                                   copies to:

                             Rose F. DiMartino, Esq.
                                       and
                              J. Stephen King, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                             New York, NY 10019-6099

Approximate date of proposed public offering: It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

Title of Securities Being Registered: Common Stock, $.001 par value per share.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

         The Prospectus/Proxy and Statement of Additional Information are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on November 18, 1999 (File No. 333-90343).

                                     PART C

                                OTHER INFORMATION


 Item 15.     Indemnification -- The response to this item is incorporated by
 -------- reference to "Plan of Reorganization" under the caption "Information About the Reorganization" and to "Liability of Directors" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.      Exhibits
--------      --------

(1) (a) Registrant's Articles of Incorporation are incorporated by reference to the Registration Statement on Form N-1A filed on June 30, 1995.

(1) (b) Registrant's Articles of Amendment are incorporated by reference to the Registration Statement on Form N-1A filed on June 30, 1995.

(1) (c) Registrant's Articles of Amendment are incorporated by reference to the Registration Statement on Form N-1A filed on February 25, 1997.

(1) (d) Registrant's Articles Supplementary are incorporated by reference to the Registration Statement on Form N-1A filed on February 25, 1997.

(1) (e) Registrant's Articles Supplementary are incorporated by reference to the Registration Statement on Form N-1A filed on November 12, 1999.

(2)(a) By-Laws of the Registrant are incorporated by reference to the Registration Statement on Form N-1A filed on June 30, 1995.

(2)(b) Amendment to the By-Laws is incorporated by reference, material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Warburg, Pincus Global Fixed Income Fund, Inc., filed on February 17, 1998 (Securities Act File No. 33-36066).

(3)           Not Applicable.

(4) Plan of Reorganization (included as Exhibit A to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5)           Not Applicable.

(6) (a) Form of Investment Advisory Agreement is incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 33-90341).

(7)           Not Applicable.

(8)           Not Applicable.

(9) (a) Form of Custodian Agreement with PFPC Trust Company is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on April 16, 1999 (Securities Act File No. 33-58125).

(9) (b)

              Form of Custodian Agreement with State Street Bank & Trust Company is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of the Warburg, Pincus Managed EAFE(R)Countries Fund, Inc. filed on November 5, 1997 (Securities Act File No. 333-39611).

(10) (a) Forms of Distribution Plan pursuant to Rule 12b-1 under the 1940 Act is incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 33-90341).

(10) (b) Form of Distribution Agreement is incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 33-90341).

(10) (c) Forms of Services Agreements are incorporated by reference to the Registration Statement on Form N-1A filed on February 25, 1997.

(10) (d) Form of 18f-3 Plan is incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 33-90341).

(11) (a) Opinion and Consent of Willkie Farr & Gallagher, counsel to Registrant, with respect to validity of shares is incorporated by reference to the Registration Statement on Form N-14 filed on November 4, 1999.

(11) (b) Opinion of Venable, Baetjer and Howard, L.L.P., Maryland counsel to Registrant, with respect to validity of shares is incorporated by reference to the Registration Statement on Form N-14 filed on November 4, 1999.


(12) Opinion and Consent of Willkie Farr & Gallagher with respect to tax matters.


(13) (a) Form of Transfer Agency Agreement is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

(13) (b) Form of Co-Administration Agreement with PFPC Inc. is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

(13) (c) Form of Co-Administration Agreement with Credit Suisse Asset Management Securities, Inc. is incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 33-90341).


(14) Consent of PricewaterhouseCoopers LLP is incorporated by reference to the Registration Statement on Form N-14 filed on November 4, 1999.

(15)          Not Applicable.

(16) Powers of Attorney is incorporated by reference to the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 33-90341).


(17)(a) Form of Proxy Card is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on November 18, 1999.


(17)(b) Registrant's declaration pursuant to Rule 24f-2 is incorporated by reference to the Registration Statements.

Item 17.      Undertakings
--------      ------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 9th day of March, 2000.

                             Warburg, Pincus Emerging Markets Fund, Inc.
                             By:     /s/ Eugene L. Podsiadlo
                                     -------------------------------
                             Name: Eugene L. Podsiadlo
                             Title:     President

         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


      Signature                                Title                   Date
      ---------                                -----                   ----

 /s/ William W. Priest                    Chairman of the          March 9, 2000
----------------------------------
           William W. Priest              Boardof Directors

 /s/ Eugene L. Podsiadlo                  President                March 9, 2000
----------------------------------
           Eugene L. Podsiadlo

 /s/ Michael A. Pignataro                 Treasurer and Chief      March 9, 2000
----------------------------------
           Michael A. Pignataro           Financial Officer

 /s/ Richard H. Francis                   Director                 March 9, 2000
----------------------------------
           Richard H. Francis

 /s/ Jack W. Fritz                        Director                 March 9, 2000
----------------------------------
           Jack W. Fritz

 /s/ James S. Pasman, Jr.                 Director                 March 9, 2000
----------------------------------
           James S. Pasman, Jr.

 /s/ Steven N. Rappaport                  Director                 March 9, 2000
----------------------------------
           Steven N. Rappaport

 /s/ Alexander B. Trowbridge              Director                 March 9, 2000
----------------------------------
           Alexander B. Trowbridge




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                                  EXHIBIT INDEX

Exhibit
Number                                    Description                       Page
------                                    -----------                       ----


12 Opinion and Consent of Willkie Farr & Gallagher with respect to tax matters.